Costs and expenses by nature (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Costs And Expenses By Nature
Expenses related to Brumadinho event	$ 154	$ 94	$ 222	$ 200
Reversal in provisions related to de-characterization of dam and asset decommissioning obligation, net	(67)	(52)	(65)	(53)
Provision for litigations	74	34	117	91
Profit sharing program	35	23	57	63
Expenses related to socio-environmental commitments	316	34	390	48
Others	92	89	141	131
Total	$ 604	$ 222	$ 862	$ 480